Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2020
Entity Registrant Name	BNY Mellon Investment Funds V, Inc.
Entity Central Index Key	0000881773
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 22, 2021
Document Effective Date	Apr. 30, 2021
Prospectus Date	Apr. 30, 2021
BNY Mellon Large Cap Equity Fund | Class A
Prospectus:
Trading Symbol	DLQAX
BNY Mellon Large Cap Equity Fund | Class C
Prospectus:
Trading Symbol	DEYCX
BNY Mellon Large Cap Equity Fund | Class I
Prospectus:
Trading Symbol	DLQIX
BNY Mellon Large Cap Equity Fund | Class Y
Prospectus:
Trading Symbol	DLACX